Annual Operating Expenses - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2020 Fund - Fidelity Freedom 2020 Fund - Class K	Sep. 08, 2023
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%	[1]

[1]	AAdjusted to reflect current fees.